Operating expenses - Payroll Costs, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (1,600)	€ 100
Increase (decrease) in employee benefit expense, percentage	(15.10%)	1.40%
End of period headcount) (employee) | employee	108	102	102
Share-based payments	€ 4,298	€ 3,222	€ 3,174
Short-term employee benefits expense	20,000	19,200	€ 17,300
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ 200	€ 2,100
Increase (decrease) in employee benefit expense, percentage	1.80%	21.50%
End of period headcount) (employee) | employee	26	28	28
Share-based payments	€ 3,800	€ 2,900	€ 2,800